Segment Information - Schedule of Operating Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Segment [Abstract]
Revenue	$ 4,387,569	$ 7,925,428	$ 11,513,886
Cost of revenue	(4,212,332)	(7,384,144)	(10,603,368)
Selling and marketing expenses	(38,863)	(33,445)	(58,309)
General and administrative expenses	(658,888)	(626,536)	(387,478)
Other segment expenses	(40,633)	(99,426)	(193,153)
Net (loss) income of single operating segment	$ (563,147)	$ (218,123)	$ 271,578